ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2021	2020

Employees and payroll accruals	$17,676	$13,414
Accrued expenses	10,508	7,855
Advances from customers	2,690	959
Taxes payable	6,013	6,291
Warranty provision	1,400	1,305
Derivatives	329	3,791
Sales return provision	2,315	567
Operating lease liability short-term	22,772	18,854
Contingent consideration liability and other	831	2,534

	$64,534	$55,570